UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Class A, Class T (to be named Class M), Class C, Class I and Class Z Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.2
Autodesk, Inc.	1.8	1.4
Alphabet, Inc. Class C	1.7	2.0
Capital One Financial Corp.	1.4	1.1
Amazon.com, Inc.	1.4	1.4
	9.0

Top Five Bond Issuers as of February 28, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.5	5.6
Fannie Mae	3.3	4.3
Freddie Mac	1.7	2.0
Ginnie Mae	1.1	1.5
Petroleos Mexicanos	0.6	0.6
	16.2

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.1	18.1
Information Technology	13.6	13.4
Health Care	10.3	11.1
Consumer Discretionary	10.1	9.8
Consumer Staples	7.0	7.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Stocks and Equity Futures	66.5%
Bonds	30.4%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 9.7%

 ** Futures and Swaps - 0.1%

As of August 31, 2016*
Stocks and Equity Futures	65.7%
Bonds	31.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.6%
Tesla, Inc. (a)	59,130	$14,782
Distributors - 0.1%
LKQ Corp. (a)	86,400	2,729
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	206,360	8,219
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	34,800	2,599
Hilton Grand Vacations, Inc. (a)	33,030	989
Hilton Worldwide Holdings, Inc.	45,332	2,593
Las Vegas Sands Corp.	17,584	931
Marriott International, Inc. Class A	31,501	2,740
Park Hotels & Resorts, Inc.	66,060	1,687
Starbucks Corp.	84,800	4,823
U.S. Foods Holding Corp.	29,600	815
		17,177
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	40,460	34,190
JD.com, Inc. sponsored ADR (a)	91,000	2,782
		36,972
Leisure Products - 0.1%
Mattel, Inc.	107,182	2,758
Media - 2.4%
Charter Communications, Inc. Class A (a)	47,748	15,425
Comcast Corp. Class A	255,600	9,565
DISH Network Corp. Class A (a)	10,500	651
Interpublic Group of Companies, Inc.	134,600	3,244
Manchester United PLC	67,200	1,132
MDC Partners, Inc. Class A	303,793	2,658
The Walt Disney Co.	193,800	21,335
Time Warner, Inc.	63,000	6,187
		60,197
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	117,400	9,002
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	1,460	229
AutoZone, Inc. (a)	370	273
Home Depot, Inc.	156,109	22,622
L Brands, Inc.	145,204	7,641
Ross Stores, Inc.	88,287	6,055
TJX Companies, Inc.	133,765	10,494
		47,314
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	261,764	14,962
VF Corp.	104,562	5,484
		20,446

TOTAL CONSUMER DISCRETIONARY		219,596

CONSUMER STAPLES - 6.3%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	36,100	3,949
Coca-Cola European Partners PLC	7,500	260
Constellation Brands, Inc. Class A (sub. vtg.)	37,400	5,939
Monster Beverage Corp. (a)	114,475	4,744
The Coca-Cola Co.	438,899	18,416
		33,308
Food & Staples Retailing - 1.1%
CVS Health Corp.	184,527	14,869
Kroger Co.	298,936	9,506
Wal-Mart Stores, Inc.	5,900	418
Walgreens Boots Alliance, Inc.	33,900	2,928
		27,721
Food Products - 0.4%
Bunge Ltd.	37,700	3,086
Mead Johnson Nutrition Co. Class A	12,420	1,090
Mondelez International, Inc.	19,600	861
The Hain Celestial Group, Inc. (a)	54,400	1,925
TreeHouse Foods, Inc. (a)	36,433	3,100
		10,062
Household Products - 0.7%
Colgate-Palmolive Co.	158,799	11,589
Procter & Gamble Co.	43,678	3,978
Spectrum Brands Holdings, Inc.	9,570	1,299
		16,866
Personal Products - 0.5%
Avon Products, Inc. (a)	121,716	536
Coty, Inc. Class A	212,316	3,987
Estee Lauder Companies, Inc. Class A	85,613	7,093
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,000	805
		12,421
Tobacco - 2.3%
Altria Group, Inc.	252,192	18,894
British American Tobacco PLC sponsored ADR (b)	244,192	15,589
Philip Morris International, Inc.	164,300	17,966
Reynolds American, Inc.	56,939	3,506
		55,955

TOTAL CONSUMER STAPLES		156,333

ENERGY - 4.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	94,100	5,672
Dril-Quip, Inc. (a)	23,339	1,432
Oceaneering International, Inc.	30,829	873
Schlumberger Ltd.	146,700	11,789
		19,766
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	134,011	8,664
Black Stone Minerals LP	64,500	1,130
Cabot Oil & Gas Corp.	118,515	2,595
Centennial Resource Development, Inc.:
Class A (c)	86,900	1,635
Class A (c)	52,300	885
Chevron Corp.	80,376	9,042
Cimarex Energy Co.	29,800	3,746
ConocoPhillips Co.	237,600	11,303
Devon Energy Corp.	90,300	3,915
EOG Resources, Inc.	28,100	2,725
Extraction Oil & Gas, Inc.	34,491	610
Exxon Mobil Corp.	163,091	13,263
Newfield Exploration Co. (a)	73,700	2,687
Parsley Energy, Inc. Class A (a)	81,600	2,480
PDC Energy, Inc. (a)	27,100	1,832
Phillips 66 Co.	66,674	5,213
Pioneer Natural Resources Co.	29,100	5,412
PrairieSky Royalty Ltd.	95,600	2,236
SM Energy Co.	81,400	2,007
Suncor Energy, Inc.	220,255	6,857
The Williams Companies, Inc.	78,700	2,230
		90,467

TOTAL ENERGY		110,233

FINANCIALS - 10.0%
Banks - 4.1%
Bank of America Corp.	1,033,691	25,511
Citigroup, Inc.	423,430	25,325
Huntington Bancshares, Inc.	937,245	13,253
JPMorgan Chase & Co.	203,532	18,444
M&T Bank Corp.	7,700	1,286
PNC Financial Services Group, Inc.	88,200	11,222
Synovus Financial Corp.	24,039	1,015
U.S. Bancorp	97,033	5,337
		101,393
Capital Markets - 1.6%
BlackRock, Inc. Class A	23,990	9,295
CBOE Holdings, Inc.	23,700	1,850
CME Group, Inc.	24,700	3,000
E*TRADE Financial Corp. (a)	45,021	1,554
Goldman Sachs Group, Inc.	42,000	10,419
IntercontinentalExchange, Inc.	112,300	6,416
Legg Mason, Inc.	25,800	973
Northern Trust Corp.	68,300	5,966
Oaktree Capital Group LLC Class A	15,691	701
		40,174
Consumer Finance - 1.9%
Capital One Financial Corp.	368,734	34,609
OneMain Holdings, Inc. (a)	124,800	3,497
SLM Corp.	533,486	6,396
Synchrony Financial	87,100	3,157
		47,659
Diversified Financial Services - 0.8%
Bats Global Markets, Inc.	9,600	337
Berkshire Hathaway, Inc.:
Class A (a)	10	2,571
Class B (a)	88,100	15,102
Extraction Oil & Gas, Inc. (c)	52,603	931
KBC Ancora (a)	24,048	1,009
Kimbell Royalty Partners LP	34,400	663
On Deck Capital, Inc. (a)(b)	48,400	258
		20,871
Insurance - 1.4%
American International Group, Inc.	113,500	7,255
Chubb Ltd.	57,091	7,888
Marsh & McLennan Companies, Inc.	167,353	12,297
The Travelers Companies, Inc.	54,400	6,650
Unum Group	36,100	1,763
WMI Holdings Corp. (a)	4,527	6
		35,859
Mortgage Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	277,710	3,727
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		249,683

HEALTH CARE - 9.3%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	69,564	9,130
Amgen, Inc.	127,505	22,508
Biogen, Inc. (a)	36,975	10,671
Celgene Corp. (a)	52,400	6,472
Gilead Sciences, Inc.	9,185	647
Regeneron Pharmaceuticals, Inc. (a)	10,000	3,735
Shire PLC sponsored ADR	25,800	4,662
Vertex Pharmaceuticals, Inc. (a)	84,000	7,612
		65,437
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	166,200	7,492
Boston Scientific Corp. (a)	562,755	13,816
Edwards Lifesciences Corp. (a)	32,528	3,059
Intuitive Surgical, Inc. (a)	10,900	8,033
Medtronic PLC	195,301	15,802
Wright Medical Group NV (a)	93,946	2,619
		50,821
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	43,700	3,556
Cigna Corp.	24,682	3,675
Henry Schein, Inc. (a)	34,444	5,909
Humana, Inc.	34,600	7,309
UnitedHealth Group, Inc.	132,500	21,913
Universal Health Services, Inc. Class B	45,000	5,652
		48,014
Health Care Technology - 0.3%
Cerner Corp. (a)	27,800	1,530
Medidata Solutions, Inc. (a)	92,842	5,192
		6,722
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	123,400	6,330
Thermo Fisher Scientific, Inc.	44,690	7,047
		13,377
Pharmaceuticals - 1.9%
Allergan PLC	72,019	17,632
Bristol-Myers Squibb Co.	183,594	10,412
GlaxoSmithKline PLC sponsored ADR	189,900	7,877
Merck & Co., Inc.	81,000	5,335
Pfizer, Inc.	172,700	5,893
		47,149

TOTAL HEALTH CARE		231,520

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	2,500	666
Northrop Grumman Corp.	34,327	8,482
Raytheon Co.	50,000	7,708
United Technologies Corp.	38,028	4,280
		21,136
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	43,215	4,570
Airlines - 0.9%
American Airlines Group, Inc.	313,500	14,534
Delta Air Lines, Inc.	8,900	444
Southwest Airlines Co.	125,000	7,225
		22,203
Building Products - 0.3%
Allegion PLC	102,500	7,440
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	58,300	4,832
Waste Management, Inc.	17,900	1,312
		6,144
Construction & Engineering - 0.3%
Fluor Corp.	114,500	6,342
Electrical Equipment - 1.4%
Acuity Brands, Inc.	6,400	1,352
AMETEK, Inc.	251,508	13,574
Fortive Corp.	164,346	9,475
Sensata Technologies Holding BV (a)	164,400	6,749
Sunrun, Inc. (a)(b)	548,856	3,123
		34,273
Industrial Conglomerates - 1.0%
General Electric Co.	855,618	25,506
Machinery - 0.2%
Caterpillar, Inc.	29,019	2,805
Deere & Co.	22,900	2,507
WABCO Holdings, Inc. (a)	6,000	674
		5,986
Professional Services - 0.1%
IHS Markit Ltd. (a)	51,500	2,050
Road & Rail - 0.6%
CSX Corp.	312,269	15,164

TOTAL INDUSTRIALS		150,814

INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	406,900	10,380
Largan Precision Co. Ltd.	15,000	2,228
Samsung SDI Co. Ltd.	15,402	1,751
		14,359
Internet Software & Services - 3.6%
2U, Inc. (a)	89,030	3,254
58.com, Inc. ADR (a)	133,399	4,882
Alphabet, Inc. Class C (a)	50,999	41,983
Facebook, Inc. Class A (a)	192,113	26,039
Just Dial Ltd. (a)	84,031	688
New Relic, Inc. (a)	172,518	6,069
Shopify, Inc. Class A (a)	19,300	1,143
SPS Commerce, Inc. (a)	20,800	1,151
Yahoo!, Inc. (a)	80,250	3,664
		88,873
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	25,700	1,523
Travelport Worldwide Ltd.	153,378	1,948
		3,471
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	8,900	1,083
Broadcom Ltd.	14,200	2,995
Cavium, Inc. (a)	20,859	1,366
GlobalWafers Co. Ltd.	199,000	1,241
Marvell Technology Group Ltd.	135,275	2,110
Mellanox Technologies Ltd. (a)	26,600	1,287
Micron Technology, Inc. (a)	170,587	3,999
NVIDIA Corp.	44,800	4,546
Qorvo, Inc. (a)	236,708	15,646
Qualcomm, Inc.	156,379	8,832
Semtech Corp. (a)	32,800	1,097
Siltronic AG (a)	27,800	1,713
Skyworks Solutions, Inc.	18,300	1,735
SolarEdge Technologies, Inc. (a)	52,000	762
		48,412
Software - 4.1%
Activision Blizzard, Inc.	181,700	8,200
Adobe Systems, Inc. (a)	29,854	3,533
Autodesk, Inc. (a)	509,561	43,975
Citrix Systems, Inc. (a)	11,600	916
HubSpot, Inc. (a)	47,178	2,807
Microsoft Corp.	365,300	23,372
Parametric Technology Corp. (a)	83,200	4,484
Paycom Software, Inc. (a)	43,600	2,347
RealPage, Inc. (a)	44,100	1,488
Salesforce.com, Inc. (a)	104,299	8,485
Zendesk, Inc. (a)	145,770	3,969
		103,576
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	491,252	67,319
HP, Inc.	502,800	8,734
Western Digital Corp.	38,700	2,975
		79,028

TOTAL INFORMATION TECHNOLOGY		337,719

MATERIALS - 1.8%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	166,200	13,053
Ecolab, Inc.	1,800	223
LyondellBasell Industries NV Class A	48,703	4,444
Monsanto Co.	36,300	4,132
Platform Specialty Products Corp. (a)	85,700	1,130
PPG Industries, Inc.	42,700	4,374
W.R. Grace & Co.	42,481	3,009
		30,365
Construction Materials - 0.1%
Eagle Materials, Inc.	29,998	3,111
Containers & Packaging - 0.4%
Ball Corp.	44,500	3,272
WestRock Co.	95,674	5,140
		8,412
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	225,000	3,015

TOTAL MATERIALS		44,903

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	96,650	11,094
Boston Properties, Inc.	22,900	3,184
Colony NorthStar, Inc.	150,391	2,208
Community Healthcare Trust, Inc.	51,562	1,227
CoreSite Realty Corp.	9,900	892
Corrections Corp. of America	53,200	1,793
Duke Realty LP	44,200	1,133
Equinix, Inc.	8,200	3,084
Extra Space Storage, Inc.	40,500	3,207
FelCor Lodging Trust, Inc.	3,143	23
Gaming & Leisure Properties	14,200	454
Omega Healthcare Investors, Inc.	18,700	610
Outfront Media, Inc.	100,312	2,603
Store Capital Corp.	247,000	6,153
Sun Communities, Inc.	6,342	525
VEREIT, Inc.	287,200	2,605
		40,795
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,848	1,491

TOTAL REAL ESTATE		42,286

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	490,929	20,516
CenturyLink, Inc.	44,900	1,089
Level 3 Communications, Inc. (a)	57,252	3,278
SBA Communications Corp. Class A (a)	13,900	1,609
Verizon Communications, Inc.	132,998	6,601
Zayo Group Holdings, Inc. (a)	61,800	1,948
		35,041
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	32,800	2,051
Telephone & Data Systems, Inc.	11,739	317
		2,368

TOTAL TELECOMMUNICATION SERVICES		37,409

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	29,689	2,367
Exelon Corp.	178,800	6,564
FirstEnergy Corp.	68,900	2,234
NextEra Energy, Inc.	91,900	12,039
PG&E Corp.	111,475	7,441
PPL Corp.	59,900	2,209
		32,854
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	82,700	1,370
NRG Yield, Inc. Class C	77,200	1,343
Vivint Solar, Inc. (a)(b)	392,174	1,353
		4,066
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	36,200	989
Dominion Resources, Inc.	90,149	6,999
Sempra Energy	78,509	8,659
		16,647
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	11,490	190

TOTAL UTILITIES		53,757

TOTAL COMMON STOCKS
(Cost $1,285,269)		1,634,253

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(c)
(Cost $281)	16,802	149
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.6%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	350	358
5.2% 4/1/45	273	275
6.25% 10/2/43	58	66
6.6% 4/1/36	338	397
6.75% 4/1/46	568	690
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	110
3.15% 1/15/20	1,508	1,537
3.25% 5/15/18	180	183
3.45% 4/10/22	1,250	1,267
3.5% 7/10/19	400	411
4% 1/15/25	494	498
4.2% 3/1/21	795	833
4.25% 5/15/23	200	207
4.75% 8/15/17	195	198
		7,030
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	266
		302
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	130
3.7% 1/30/26	338	347
4.7% 12/9/35	175	186
		663
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	136	164
7.75% 12/1/45	621	880
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,856
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	743
4.908% 7/23/25	475	501
Discovery Communications LLC 6.35% 6/1/40	236	252
Time Warner Cable, Inc.:
4% 9/1/21	630	653
4.5% 9/15/42	264	240
5.5% 9/1/41	206	213
5.85% 5/1/17	104	105
5.875% 11/15/40	500	542
6.55% 5/1/37	2,604	3,009
6.75% 7/1/18	439	466
7.3% 7/1/38	725	907
8.25% 4/1/19	700	783
Viacom, Inc. 2.5% 9/1/18	46	46
		11,360

TOTAL CONSUMER DISCRETIONARY		19,355

CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,423
3.3% 2/1/23	1,517	1,549
4.7% 2/1/36	1,436	1,545
4.9% 2/1/46	1,642	1,804
		6,321
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	319
3.875% 7/20/25	532	549
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	249
3.3% 11/18/21	291	297
		1,414
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	224
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	607
4.25% 7/21/25 (d)	589	612
Reynolds American, Inc.:
2.3% 6/12/18	258	260
3.25% 6/12/20	115	118
4% 6/12/22	395	415
4.45% 6/12/25	287	303
5.7% 8/15/35	149	173
5.85% 8/15/45	1,140	1,356
6.15% 9/15/43	500	608
7.25% 6/15/37	409	545
		5,221

TOTAL CONSUMER STAPLES		12,956

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	532
6.5% 4/1/20	92	102
Halliburton Co.:
3.8% 11/15/25	348	357
4.85% 11/15/35	304	326
5% 11/15/45	416	452
Noble Holding International Ltd.:
5.25% 3/16/18	41	41
7.2% 4/1/25 (e)	260	252
8.2% 4/1/45 (e)	251	241
		2,303
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Finance Co. 7.5% 5/1/31	995	1,277
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	967
5.55% 3/15/26	489	549
6.45% 9/15/36	143	173
6.6% 3/15/46	660	827
BP Capital Markets PLC 4.742% 3/11/21	300	327
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	178
3.8% 4/15/24	619	625
5.85% 2/1/35	353	394
Cenovus Energy, Inc. 5.7% 10/15/19	561	603
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	111
3.3% 6/1/20	536	546
4.5% 6/1/25	164	174
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	376
5.35% 3/15/20 (d)	1,027	1,076
DCP Midstream Operating LP:
3.875% 3/15/23	164	158
5.6% 4/1/44	146	134
Duke Energy Field Services 6.45% 11/3/36 (d)	375	385
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	359
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	113
3.9% 5/15/24 (e)	121	118
Enbridge Energy Partners LP:
4.2% 9/15/21	438	457
4.375% 10/15/20	411	433
Enbridge, Inc.:
4.25% 12/1/26	248	256
5.5% 12/1/46	286	310
EnLink Midstream Partners LP 2.7% 4/1/19	572	575
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.7% 2/15/26	600	607
3.75% 2/15/25	285	290
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	305
6.55% 9/15/40	67	76
Kinder Morgan, Inc. 5% 2/15/21 (d)	376	404
Marathon Petroleum Corp. 5.125% 3/1/21	215	234
Motiva Enterprises LLC 5.75% 1/15/20 (d)	156	168
Nakilat, Inc. 6.067% 12/31/33 (d)	279	323
Petro-Canada 6.05% 5/15/18	150	158
Petrobras Global Finance BV:
4.375% 5/20/23	596	553
5.625% 5/20/43	569	454
7.25% 3/17/44	2,755	2,660
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	3,592	3,632
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	471
3.5% 7/23/20	2,675	2,698
3.5% 1/30/23	285	271
4.5% 1/23/26	1,314	1,238
4.625% 9/21/23	1,040	1,042
4.875% 1/24/22	237	242
4.875% 1/18/24	410	412
5.375% 3/13/22 (d)	385	403
5.5% 1/21/21	369	390
5.5% 6/27/44	207	178
5.625% 1/23/46	749	651
6% 3/5/20	175	188
6.375% 1/23/45	2,366	2,251
6.5% 6/2/41	661	639
6.75% 9/21/47	413	409
6.875% 8/4/26	700	767
8% 5/3/19	241	267
Phillips 66 Co. 4.3% 4/1/22	338	362
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	176
Southwestern Energy Co.:
5.8% 1/23/20 (e)	363	359
6.7% 1/23/25 (e)	324	311
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners LP:
2.95% 9/25/18	63	64
4.6% 6/15/21	90	96
Suncor Energy, Inc. 6.1% 6/1/18	395	416
The Williams Companies, Inc.:
3.7% 1/15/23	116	114
4.55% 6/24/24	1,308	1,328
Western Gas Partners LP:
4.65% 7/1/26	166	174
5.375% 6/1/21	724	786
Williams Partners LP:
3.6% 3/15/22	516	525
3.9% 1/15/25	178	179
4% 11/15/21	236	245
4.3% 3/4/24	868	898
4.5% 11/15/23	257	270
		40,390

TOTAL ENERGY		42,693

FINANCIALS - 4.9%
Banks - 2.8%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)	3,200	3,394
5.75% 9/26/23 (d)	332	349
6.5% 6/10/19 (d)	129	138
Bank of America Corp.:
2.6% 1/15/19	648	656
3.5% 4/19/26	739	733
3.875% 8/1/25	720	736
3.95% 4/21/25	493	495
4.2% 8/26/24	750	774
4.25% 10/22/26	418	426
5.65% 5/1/18	205	214
5.75% 12/1/17	2,655	2,738
5.875% 1/5/21	170	190
Barclays PLC:
2% 3/16/18	2,708	2,708
2.75% 11/8/19	356	359
3.25% 1/12/21	650	656
4.375% 1/12/26	883	899
Citigroup, Inc.:
1.8% 2/5/18	10,500	10,530
1.85% 11/24/17	2,353	2,361
2.15% 7/30/18	1,228	1,234
3.875% 3/26/25	1,200	1,195
4.05% 7/30/22	151	158
4.3% 11/20/26	1,000	1,018
5.5% 9/13/25	142	156
Citizens Bank NA 2.55% 5/13/21	250	249
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	222
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	554
3.75% 3/26/25	550	542
3.8% 9/15/22	930	940
3.8% 6/9/23	1,257	1,258
Discover Bank 4.2% 8/8/23	259	272
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,067
8.25% 3/1/38	94	134
HBOS PLC 6.75% 5/21/18 (d)	180	189
HSBC Holdings PLC 4.25% 3/14/24	200	204
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	112
Huntington National Bank:
1.7% 2/26/18	3,052	3,058
2.4% 4/1/20	4,000	3,995
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	400	376
5.71% 1/15/26 (d)	997	963
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,938
2.95% 10/1/26	1,316	1,259
3.875% 9/10/24	2,768	2,820
4.125% 12/15/26	2,780	2,848
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	509
Rabobank Nederland 4.375% 8/4/25	955	974
Regions Bank 6.45% 6/26/37	652	743
Regions Financial Corp. 3.2% 2/8/21	415	423
Royal Bank of Canada 4.65% 1/27/26	302	322
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,177
6% 12/19/23	874	928
6.1% 6/10/23	1,190	1,263
6.125% 12/15/22	694	738
		70,508
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	567
4.25% 2/15/24	466	480
Credit Suisse AG 6% 2/15/18	1,164	1,209
Deutsche Bank AG 4.5% 4/1/25	1,821	1,744
Deutsche Bank AG London Branch:
1.875% 2/13/18	2,780	2,780
2.85% 5/10/19	1,360	1,367
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,971
2.55% 10/23/19	3,392	3,427
2.625% 1/31/19	1,538	1,557
2.9% 7/19/18	526	534
5.25% 7/27/21	96	106
5.95% 1/18/18	32	33
6% 6/15/20	600	666
6.15% 4/1/18	36	38
6.75% 10/1/37	2,000	2,507
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	234
Lazard Group LLC 4.25% 11/14/20	324	340
Morgan Stanley:
1.875% 1/5/18	454	455
2.125% 4/25/18	2,454	2,467
2.65% 1/27/20	1,715	1,734
3.125% 7/27/26	2,000	1,925
4.875% 11/1/22	687	740
5% 11/24/25	93	100
5.75% 1/25/21	268	299
6.625% 4/1/18	600	631
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	499
Thomson Reuters Corp. 3.85% 9/29/24	319	327
UBS AG Stamford Branch:
1.375% 6/1/17	438	438
2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	695
		31,170
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	247	251
Discover Financial Services:
3.85% 11/21/22	462	472
3.95% 11/6/24	1,283	1,291
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,032
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	406
Hyundai Capital America:
2% 3/19/18 (d)	752	753
2.125% 10/2/17 (d)	521	522
2.875% 8/9/18 (d)	163	165
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	217
4.25% 8/15/24	213	220
		5,612
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	829
3.85% 2/1/25	450	451
3.875% 8/15/22	738	757
4.125% 6/15/26	298	302
		2,339
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	355
3.75% 7/10/25	1,024	1,031
4.875% 6/1/22	630	684
Aon Corp. 5% 9/30/20	133	144
Five Corners Funding Trust 4.419% 11/15/23 (d)	360	383
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (d)(e)	12	11
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	457
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	253
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	603
MetLife, Inc.:
1.903% 12/15/17 (e)	84	84
4.75% 2/8/21	137	149
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	224
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	203	315
Pacific LifeCorp:
5.125% 1/30/43 (d)	441	464
6% 2/10/20 (d)	503	547
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
6.2% 11/15/40	134	169
7.375% 6/15/19	2,734	3,063
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	554
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	122
4.125% 11/1/24 (d)	174	179
Unum Group:
3.875% 11/5/25	658	655
4% 3/15/24	600	612
5.625% 9/15/20	270	296
5.75% 8/15/42	758	856
		12,467

TOTAL FINANCIALS		122,096

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AbbVie, Inc.:
2.9% 11/6/22	368	366
3.2% 11/6/22	536	541
		907
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	129	131
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,048
2% 4/1/18	1,079	1,082
		2,261
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	52	52
HCA Holdings, Inc.:
3.75% 3/15/19	375	384
4.25% 10/15/19	1,330	1,383
6.5% 2/15/20	2,750	3,019
Medco Health Solutions, Inc. 4.125% 9/15/20	259	272
		5,110
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	65	66
4.15% 2/1/24	99	105
		171
Pharmaceuticals - 0.3%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,368
3% 3/12/20	466	474
3.45% 3/15/22	810	827
Allergan PLC 1.875% 10/1/17	120	120
Mylan N.V.:
2.5% 6/7/19	359	359
3.15% 6/15/21	734	734
3.95% 6/15/26	362	354
Perrigo Co. PLC 2.3% 11/8/18	200	200
Perrigo Finance PLC 3.5% 12/15/21	200	200
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	501
2.8% 7/21/23	372	351
3.15% 10/1/26	443	410
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	140
		6,095

TOTAL HEALTH CARE		14,544

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	338
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3	3
6.9% 7/2/19	0	0
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2	2
8.36% 1/20/19	2	2
		7
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	204
2.625% 9/4/18	589	595
3.375% 6/1/21	369	377
3.75% 2/1/22	505	521
3.875% 4/1/21	387	402
4.25% 9/15/24	336	348
4.75% 3/1/20	338	359
		2,806

TOTAL INDUSTRIALS		3,151

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	75
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (e)	161	168

TOTAL INFORMATION TECHNOLOGY		243

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	365
4.25% 11/15/20	116	123
		488
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(e)	258	283
6.75% 10/19/75 (d)(e)	641	733
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	360	378
4.875% 11/4/44 (d)	728	748
Vale Overseas Ltd. 4.375% 1/11/22	200	207
		2,349

TOTAL MATERIALS		2,837

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	147
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	103
American Tower Corp. 2.8% 6/1/20	500	502
AvalonBay Communities, Inc. 3.625% 10/1/20	160	166
Boston Properties, Inc. 3.85% 2/1/23	432	450
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	317
Corporate Office Properties LP 5% 7/1/25	282	294
DDR Corp.:
3.625% 2/1/25	242	235
4.25% 2/1/26	758	761
4.625% 7/15/22	247	261
4.75% 4/15/18	313	321
7.5% 4/1/17	203	204
Duke Realty LP:
3.625% 4/15/23	180	183
3.75% 12/1/24	160	164
3.875% 10/15/22	310	324
6.5% 1/15/18	285	296
6.75% 3/15/20	12	13
Equity One, Inc. 3.75% 11/15/22	400	410
ERP Operating LP:
2.375% 7/1/19	246	248
4.75% 7/15/20	265	284
Federal Realty Investment Trust 5.9% 4/1/20	95	105
Government Properties Income Trust 3.75% 8/15/19	1,800	1,817
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	49
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,213
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	898
4.5% 1/15/25	130	130
4.5% 4/1/27	3,808	3,782
4.95% 4/1/24	123	127
5.25% 1/15/26	731	765
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	95
5% 12/15/23	67	69
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	606
		15,772
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	362
4.1% 10/1/24	401	402
4.55% 10/1/29	401	402
4.95% 4/15/18	281	289
5.7% 5/1/17	1,000	1,007
Digital Realty Trust LP:
3.4% 10/1/20	639	653
3.95% 7/1/22	411	428
4.75% 10/1/25	459	484
5.25% 3/15/21	201	218
Essex Portfolio LP 5.5% 3/15/17	113	113
Liberty Property LP:
3.375% 6/15/23	185	185
4.125% 6/15/22	177	186
4.4% 2/15/24	418	443
4.75% 10/1/20	394	420
Mack-Cali Realty LP:
2.5% 12/15/17	252	252
3.15% 5/15/23	426	400
4.5% 4/18/22	108	110
Mid-America Apartments LP 4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	70
Tanger Properties LP:
3.125% 9/1/26	367	350
3.75% 12/1/24	300	302
3.875% 12/1/23	160	164
6.125% 6/1/20	478	528
Ventas Realty LP:
3.125% 6/15/23	189	186
3.5% 2/1/25	189	186
4.125% 1/15/26	192	196
4.375% 2/1/45	85	80
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	228
4% 4/30/19	114	118
4.25% 3/1/22	1,250	1,320
		10,159

TOTAL REAL ESTATE		25,931

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
AT&T, Inc.:
2.45% 6/30/20	380	381
3.6% 2/17/23	971	980
4.8% 6/15/44	499	471
5.875% 10/1/19	440	480
CenturyLink, Inc.:
5.15% 6/15/17	28	28
6% 4/1/17	70	70
Verizon Communications, Inc.:
2.625% 2/21/20	615	623
4.5% 9/15/20	1,100	1,173
5.012% 4/15/49 (d)	225	221
5.012% 8/21/54	1,641	1,588
		6,162
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,273
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	305
6.4% 9/15/20 (d)	850	950
Edison International 3.75% 9/15/17	226	229
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	430
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	555
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,103
4.25% 3/15/23	1,949	2,032
7.375% 11/15/31	608	801
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	243
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	961
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	175
NV Energy, Inc. 6.25% 11/15/20	115	130
PG&E Corp. 2.4% 3/1/19	55	55
Progress Energy, Inc. 4.4% 1/15/21	823	876
TECO Finance, Inc. 5.15% 3/15/20	141	151
		10,530
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	129
Texas Eastern Transmission LP 6% 9/15/17 (d)	326	333
		462
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	176
2.7% 6/15/21	173	172
3.55% 6/15/26	277	273
		621
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3.2982% 9/30/66 (e)	823	671
3.8232% 6/30/66 (e)	26	24
NiSource Finance Corp.:
5.45% 9/15/20	468	513
6.4% 3/15/18	24	25
6.8% 1/15/19	677	735
Puget Energy, Inc.:
6% 9/1/21	457	512
6.5% 12/15/20	147	165
Sempra Energy:
2.3% 4/1/17	376	376
2.875% 10/1/22	1,154	1,149
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	21	19
		4,189

TOTAL UTILITIES		15,802

TOTAL NONCONVERTIBLE BONDS
(Cost $260,884)		265,770

U.S. Government and Government Agency Obligations - 9.6%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,000	$5,817
1% 2/15/46	1,875	1,937
1.375% 2/15/44	6,785	7,608
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,809	5,796
0.125% 7/15/26	5,368	5,277
0.25% 1/15/25	3,998	3,989
0.375% 7/15/25	5,589	5,639
0.625% 1/15/26	14,225	14,583

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		50,646

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.53% 3/2/17 to 4/6/17 (f)	1,200	1,200
U.S. Treasury Bonds:
2.875% 11/15/46	12,897	12,656
3% 5/15/45	5,443	5,466
3% 11/15/45	10,645	10,690
3% 2/15/47	2,190	2,205
U.S. Treasury Notes:
1.125% 1/15/19	9,870	9,853
1.25% 3/31/21	16,608	16,260
1.25% 10/31/21	42,137	40,949
1.375% 9/30/23	3,400	3,237
2% 12/31/21	47,386	47,601
2% 11/15/26	6,252	6,048
2.125% 2/29/24	18,397	18,319
2.25% 1/31/24	15,377	15,442

TOTAL U.S. TREASURY OBLIGATIONS		189,926

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $241,570)		240,572

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.3%
2.54% 6/1/42 (e)	26	27
2.802% 6/1/36 (e)	6	6
2.943% 9/1/41 (e)	12	12
2.973% 11/1/40 (e)	9	10
2.975% 10/1/41 (e)	8	9
3% 10/1/30 to 8/1/31	756	779
3% 3/1/47 (g)	500	497
3.14% 7/1/37 (e)	13	13
3.241% 7/1/41 (e)	19	20
3.364% 10/1/41 (e)	11	11
3.5% 2/1/26 to 8/1/45	1,744	1,804
3.55% 7/1/41 (e)	26	27
4% 11/1/31	234	249
4% 2/1/47	601	635
4% 3/1/47 (g)	100	105
4% 3/1/47 (g)	500	525
4.5% 12/1/23 to 6/1/41	666	718
5% 6/1/39 to 11/1/44	400	441
6% 11/1/35 to 8/1/37	213	243

TOTAL FANNIE MAE		6,131

Freddie Mac - 0.2%
2.5% 7/1/31	87	87
3% 3/1/47 (g)	500	496
3% 3/1/47 (g)	500	496
3.198% 9/1/41 (e)	14	15
3.231% 4/1/41 (e)	17	17
3.282% 6/1/41 (e)	16	17
3.392% 5/1/41 (e)	15	16
3.5% 6/1/32 to 5/1/46	2,105	2,175
3.626% 5/1/41 (e)	17	18
3.665% 6/1/41 (e)	16	17
3.887% 10/1/35 (e)	11	12
4% 2/1/41 to 1/1/46	656	693
4.5% 3/1/44	113	121
5% 11/1/40 to 6/1/41	411	457
5.5% 6/1/41	1,247	1,397

TOTAL FREDDIE MAC		6,034

Ginnie Mae - 0.0%
4% 9/20/40 to 1/20/41	149	159
4% 3/1/47 (g)	150	159
4% 3/1/47 (g)	200	212
4.5% 5/20/41	110	119

TOTAL GINNIE MAE		649

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,866)		12,814

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (e)	$30	$29
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (e)	2	2
Series 2004-R2 Class M3, 1.6033% 4/25/34 (e)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (e)	2	2
Series 2004-W11 Class M2, 1.8283% 11/25/34 (e)	23	23
Series 2004-W7 Class M1, 1.6033% 5/25/34 (e)	22	22
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (e)	50	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.5961% 4/25/34 (e)	67	61
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	1,389	1,394
Class AA, 2.487% 12/16/41 (d)	349	344
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	782	782
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (e)	82	61
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,003
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (e)	2	2
Series 2004-4 Class M2, 1.5733% 6/25/34 (e)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	55	56
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (e)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (e)	11	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (e)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (e)	43	40
Class M4, 1.7911% 1/25/35 (e)	16	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (d)(e)	61	52
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (d)(e)	11	10
Class B, 1.05% 11/15/34 (d)(e)	4	4
Class C, 1.15% 11/15/34 (d)(e)	7	6
Class D, 1.52% 11/15/34 (d)(e)	3	2
Home Equity Asset Trust:
Series 2003-3 Class M1, 2.0611% 8/25/33 (e)	17	16
Series 2003-5 Class A2, 1.4711% 12/25/33 (e)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (e)	56	40
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (e)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (e)	12	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (e)	1	1
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (e)	0	0
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (e)	29	28
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (e)	3	2
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (e)	8	7
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (e)	6	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (e)	65	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (e)	23	22
Class M4, 2.9461% 9/25/34 (e)	31	20
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (e)	67	63
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (e)	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (e)	25	24
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (e)	13	13
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (e)	2	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (e)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (d)(e)	58	28
TOTAL ASSET-BACKED SECURITIES
(Cost $4,657)		4,903

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (e)	31	31
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (e)	14	14
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (e)	30	27
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (e)	20	19
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (e)	27	27
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.1133% 6/10/35 (d)(e)	6	4
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (e)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (e)	2	2

TOTAL PRIVATE SPONSOR		125

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	787	785
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	790	797

TOTAL U.S. GOVERNMENT AGENCY		1,582

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,676)		1,707

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (e)(i)	8	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.37% 5/15/32 (d)(e)	3,264	3,267
Class C, 2.82% 5/15/32 (d)(e)	435	435
Class D, 3.67% 5/15/32 (d)(e)	228	228
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (d)(e)	1	1
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (d)(e)	29	25
Class B1, 2.1783% 1/25/36 (d)(e)	1	1
Class M1, 1.2283% 1/25/36 (d)(e)	9	8
Class M2, 1.2483% 1/25/36 (d)(e)	3	2
Class M3, 1.2783% 1/25/36 (d)(e)	4	3
Class M4, 1.3883% 1/25/36 (d)(e)	2	2
Class M5, 1.4283% 1/25/36 (d)(e)	2	2
Class M6, 1.4783% 1/25/36 (d)(e)	2	2
Series 2006-3A Class M4, 1.2083% 10/25/36 (d)(e)	1	1
Series 2007-1 Class A2, 1.0483% 3/25/37 (d)(e)	15	13
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (d)(e)	16	14
Class A2, 1.0761% 7/25/37 (d)(e)	15	13
Class M1, 1.1261% 7/25/37 (d)(e)	5	4
Class M2, 1.1661% 7/25/37 (d)(e)	3	2
Class M3, 1.2461% 7/25/37 (d)(e)	2	2
Series 2007-3:
Class A2, 1.0461% 7/25/37 (d)(e)	17	14
Class M1, 1.0661% 7/25/37 (d)(e)	3	2
Class M2, 1.0961% 7/25/37 (d)(e)	3	2
Class M3, 1.1261% 7/25/37 (d)(e)	5	4
Class M4, 1.2561% 7/25/37 (d)(e)	8	5
Class M5, 1.3561% 7/25/37 (d)(e)	4	2
Series 2007-4A Class M1, 1.7283% 9/25/37 (d)(e)	2	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (e)	17	17
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (d)(e)	1	1
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (d)(e)	171	172
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)(e)	446	453
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	41	42
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (d)(e)	104	104
Class C, 3.0172% 3/15/28 (d)(e)	101	101
Class D, 3.9672% 3/15/28 (d)(e)	153	153
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (d)(e)	1,510	1,544
Class CFX, 3.3822% 12/15/34 (d)(e)	433	441
Class DFX, 3.3822% 12/15/34 (d)(e)	367	371
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	87	87
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.42% 4/15/27 (d)(e)	130	129
Class D, 3.02% 4/15/27 (d)(e)	277	273
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (e)	388	388
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (e)	430	430
Series 2007-LDPX Class A3, 5.42% 1/15/49	43	43
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (e)	147	148
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	42	42
Series 2007-C7 Class A3, 5.866% 9/15/45	389	396
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8266% 6/12/50 (e)	313	315
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	267	266
Series 2007-7 Class A4, 5.7387% 6/12/50 (e)	131	131
Series 2007-8 Class A3, 5.8873% 8/12/49 (e)	54	54
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (d)(e)	16	16
Series 2007-IQ14 Class A4, 5.692% 4/15/49	821	820
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (d)(e)	763	762
Class B, 4.181% 11/15/34 (d)	269	269
Class C, 5.205% 11/15/34 (d)	189	190
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	718	878
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (e)	135	135
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (e)	433	434
Class A5, 5.9654% 2/15/51 (e)	50	50
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	28	28
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,535)		13,737

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.5% 4/1/34	465	666
7.625% 3/1/40	1,640	2,418
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	80
Series 2010 C1, 7.781% 1/1/35	1,030	1,124
Series 2012 B, 5.432% 1/1/42	105	90
Series 2014 B, 6.314% 1/1/44	515	474
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	205	208
4.95% 6/1/23	610	623
5.1% 6/1/33	5,070	4,702
Series 2010-1, 6.63% 2/1/35	1,325	1,367
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,402
7.35% 7/1/35	565	612
Series 2010-5, 6.2% 7/1/21	280	294
Series 2011:
5.365% 3/1/17	15	15
5.665% 3/1/18	410	423
5.877% 3/1/19	1,320	1,393
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	114
TOTAL MUNICIPAL SECURITIES
(Cost $16,584)		16,225

Bank Notes - 0.4%
Capital One NA:
1.65% 2/5/18	2,362	2,363
2.95% 7/23/21	541	547
Discover Bank:
(Delaware) 3.2% 8/9/21	685	693
3.1% 6/4/20	782	796
KeyBank NA 2.25% 3/16/20	1,500	1,504
PNC Bank NA 2.3% 6/1/20	300	301
RBS Citizens NA 2.5% 3/14/19	404	407
Regions Bank 7.5% 5/15/18	1,282	1,363
UBS AG Stamford Branch 1.8% 3/26/18	822	824
TOTAL BANK NOTES
(Cost $8,737)		8,798
	Shares	Value (000s)

Fixed-Income Funds - 8.4%
Fidelity High Income Central Fund 2 (j)	585,804	$66,623
Fidelity Mortgage Backed Securities Central Fund (j)	1,318,001	142,265
TOTAL FIXED-INCOME FUNDS
(Cost $201,758)		208,888

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.60% (k)	77,646,326	77,662
Fidelity Securities Lending Cash Central Fund 0.62% (k)(l)	16,513,898	16,517
TOTAL MONEY MARKET FUNDS
(Cost $94,170)		94,179
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,141,987)		2,501,995
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,150)
NET ASSETS - 100%		$2,495,845

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(500)	$(515)
3.5% 3/1/47	(100)	(102)
4% 3/1/47	(600)	(630)

TOTAL FANNIE MAE		(1,247)

Freddie Mac
3% 3/1/47	(500)	(496)
3% 3/1/47	(500)	(496)

TOTAL FREDDIE MAC		(992)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,244)		$(2,239)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
203 CME E-mini S&P 500 Index Contracts (United States)	March 2017	23,982	$934

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 21	$(20)	$0	$(20)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,600,000 or 0.1% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,081,000 or 1.3% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $908,000.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$1,629
Extraction Oil & Gas, Inc.	12/12/16	$960
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$194
Fidelity High Income Central Fund 2	2,131
Fidelity Mortgage Backed Securities Central Fund	2,025
Fidelity Securities Lending Cash Central Fund	88
Total	$4,438

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$62,797	$2,131	$--	$66,623	7.6%
Fidelity Mortgage Backed Securities Central Fund	164,604	2,281	20,788	142,265	2.3%
Total	$227,401	$4,412	$20,788	$208,888

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$219,596	$219,596	$--	$--
Consumer Staples	156,333	151,579	4,754	--
Energy	110,233	109,348	885	--
Financials	249,683	249,683	--	--
Health Care	231,520	231,520	--	--
Industrials	150,814	150,814	--	--
Information Technology	337,868	337,719	--	149
Materials	44,903	44,903	--	--
Real Estate	42,286	42,286	--	--
Telecommunication Services	37,409	37,409	--	--
Utilities	53,757	53,757	--	--
Corporate Bonds	265,770	--	265,770	--
U.S. Government and Government Agency Obligations	240,572	--	240,572	--
U.S. Government Agency - Mortgage Securities	12,814	--	12,814	--
Asset-Backed Securities	4,903	--	4,875	28
Collateralized Mortgage Obligations	1,707	--	1,703	4
Commercial Mortgage Securities	13,737	--	13,737	--
Municipal Securities	16,225	--	16,225	--
Bank Notes	8,798	--	8,798	--
Fixed-Income Funds	208,888	208,888	--	--
Money Market Funds	94,179	94,179	--	--
Total Investments in Securities:	$2,501,995	$1,931,681	$570,133	$181
Derivative Instruments:
Assets
Futures Contracts	$934	$934	$--	$--
Total Assets	$934	$934	$--	$--
Liabilities
Swaps	$(20)	$--	$(20)	$--
Total Liabilities	$(20)	$--	$(20)	$--
Total Derivative Instruments:	$914	$934	$(20)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,239)	$--	$(2,239)	$--
Total Other Financial Instruments:	$(2,239)	$--	$(2,239)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(20)
Total Credit Risk	0	(20)
Equity Risk
Futures Contracts(b)	934	0
Total Equity Risk	934	0
Total Value of Derivatives	$934	$(20)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.3%
AAA,AA,A	2.6%
BBB	7.5%
BB	2.5%
B	1.6%
CCC,CC,C	0.5%
Not Rated	0.0%
Equities	65.5%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,008) — See accompanying schedule: Unaffiliated issuers (cost $1,846,059)	$2,198,928
Fidelity Central Funds (cost $295,928)	303,067
Total Investments (cost $2,141,987)		$2,501,995
Foreign currency held at value (cost $45)		45
Receivable for investments sold		15,629
Receivable for TBA sale commitments		2,244
Receivable for fund shares sold		4,555
Dividends receivable		2,387
Interest receivable		3,978
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		3
Other receivables		74
Total assets		2,530,995
Liabilities
Payable to custodian bank	$735
Payable for investments purchased
Regular delivery	6,990
Delayed delivery	2,494
TBA sale commitments, at value	2,239
Payable for fund shares redeemed	3,783
Bi-lateral OTC swaps, at value	20
Accrued management fee	814
Distribution and service plan fees payable	938
Payable for daily variation margin for derivative instruments	49
Other affiliated payables	442
Other payables and accrued expenses	129
Collateral on securities loaned	16,517
Total liabilities		35,150
Net Assets		$2,495,845
Net Assets consist of:
Paid in capital		$2,092,443
Undistributed net investment income		4,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,629
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,920
Net Assets		$2,495,845
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($574,138 ÷ 28,509 shares)		$20.14
Maximum offering price per share (100/94.25 of $20.14)		$21.37
Class T:
Net Asset Value and redemption price per share ($1,124,028 ÷ 55,239 shares)		$20.35
Maximum offering price per share (100/96.50 of $20.35)		$21.09
Class C:
Net Asset Value and offering price per share ($432,974 ÷ 21,657 shares)(a)		$19.99
Class I:
Net Asset Value, offering price and redemption price per share ($322,603 ÷ 15,731 shares)		$20.51
Class Z:
Net Asset Value, offering price and redemption price per share ($42,102 ÷ 2,053 shares)		$20.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$12,468
Interest		7,497
Income from Fidelity Central Funds		4,438
Total income		24,403
Expenses
Management fee	$4,691
Transfer agent fees	2,140
Distribution and service plan fees	5,435
Accounting and security lending fees	453
Custodian fees and expenses	63
Independent trustees' fees and expenses	5
Registration fees	67
Audit	59
Legal	11
Miscellaneous	9
Total expenses before reductions	12,933
Expense reductions	(44)	12,889
Net investment income (loss)		11,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	58,461
Fidelity Central Funds	1,148
Futures contracts	306
Capital gain distributions from Fidelity Central Funds	255
Total net realized gain (loss)		60,170
Change in net unrealized appreciation (depreciation) on: Investment securities	69,330
Assets and liabilities in foreign currencies	(4)
Futures contracts	287
Delayed delivery commitments	5
Total change in net unrealized appreciation (depreciation)		69,618
Net gain (loss)		129,788
Net increase (decrease) in net assets resulting from operations		$141,302

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,514	$23,388
Net realized gain (loss)	60,170	3,256
Change in net unrealized appreciation (depreciation)	69,618	130,510
Net increase (decrease) in net assets resulting from operations	141,302	157,154
Distributions to shareholders from net investment income	(12,285)	(21,687)
Distributions to shareholders from net realized gain	(10,305)	(78,813)
Total distributions	(22,590)	(100,500)
Share transactions - net increase (decrease)	37,226	277,637
Total increase (decrease) in net assets	155,938	334,291
Net Assets
Beginning of period	2,339,907	2,005,616
End of period	$2,495,845	$2,339,907
Other Information
Undistributed net investment income end of period	$4,853	$5,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.18	$18.76	$20.10	$17.84	$16.31	$14.83
Income from Investment Operations
Net investment income (loss)A	.11	.23	.22	.23	.22	.24
Net realized and unrealized gain (loss)	1.06	1.13	(.15)	3.03	1.52	1.48
Total from investment operations	1.17	1.36	.07	3.26	1.74	1.72
Distributions from net investment income	(.12)	(.22)	(.19)	(.23)	(.21)	(.24)
Distributions from net realized gain	(.09)	(.72)	(1.21)	(.77)	–	–
Total distributions	(.21)	(.94)	(1.41)B	(1.00)	(.21)	(.24)
Net asset value, end of period	$20.14	$19.18	$18.76	$20.10	$17.84	$16.31
Total ReturnC,D,E	6.14%	7.59%	.51%	18.93%	10.74%	11.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.90%	.90%	.92%	.95%	.98%
Expenses net of fee waivers, if any	.89%H	.89%	.90%	.92%	.95%	.98%
Expenses net of all reductions	.89%H	.89%	.90%	.92%	.94%	.98%
Net investment income (loss)	1.18%H	1.27%	1.13%	1.22%	1.27%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$574	$531	$451	$366	$270	$249
Portfolio turnover rateI	106%H	63%	117%	79%	124%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.37	$18.94	$20.28	$17.99	$16.44	$14.95
Income from Investment Operations
Net investment income (loss)A	.09	.19	.18	.19	.18	.21
Net realized and unrealized gain (loss)	1.07	1.14	(.16)	3.05	1.54	1.49
Total from investment operations	1.16	1.33	.02	3.24	1.72	1.70
Distributions from net investment income	(.10)	(.18)	(.14)	(.19)	(.17)	(.21)
Distributions from net realized gain	(.09)	(.72)	(1.21)	(.77)	–	–
Total distributions	(.18)B	(.90)	(1.36)C	(.95)D	(.17)	(.21)
Net asset value, end of period	$20.35	$19.37	$18.94	$20.28	$17.99	$16.44
Total ReturnE,F,G	6.05%	7.31%	.25%	18.66%	10.55%	11.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.14%	1.14%	1.15%	1.17%	1.19%
Expenses net of fee waivers, if any	1.13%J	1.14%	1.14%	1.15%	1.17%	1.19%
Expenses net of all reductions	1.13%J	1.13%	1.14%	1.15%	1.16%	1.18%
Net investment income (loss)	.94%J	1.03%	.89%	.99%	1.05%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$1,124	$1,075	$988	$960	$821	$737
Portfolio turnover rateK	106%J	63%	117%	79%	124%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 D Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.04	$18.64	$19.99	$17.76	$16.24	$14.77
Income from Investment Operations
Net investment income (loss)A	.04	.09	.07	.09	.09	.13
Net realized and unrealized gain (loss)	1.04	1.13	(.15)	3.01	1.52	1.46
Total from investment operations	1.08	1.22	(.08)	3.10	1.61	1.59
Distributions from net investment income	(.05)	(.10)	(.06)	(.10)	(.09)	(.12)
Distributions from net realized gain	(.09)	(.72)	(1.21)	(.77)	–	–
Total distributions	(.13)B	(.82)	(1.27)	(.87)	(.09)	(.12)
Net asset value, end of period	$19.99	$19.04	$18.64	$19.99	$17.76	$16.24
Total ReturnC,D,E	5.72%	6.79%	(.25)%	18.01%	9.93%	10.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.64%H	1.65%	1.66%	1.68%	1.71%	1.73%
Expenses net of fee waivers, if any	1.64%H	1.65%	1.66%	1.68%	1.71%	1.73%
Expenses net of all reductions	1.64%H	1.64%	1.66%	1.68%	1.70%	1.72%
Net investment income (loss)	.43%H	.52%	.37%	.46%	.51%	.81%
Supplemental Data
Net assets, end of period (in millions)	$433	$411	$282	$160	$105	$80
Portfolio turnover rateI	106%H	63%	117%	79%	124%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.085 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.53	$19.07	$20.42	$18.11	$16.55	$15.06
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.29	.27	.29
Net realized and unrealized gain (loss)	1.07	1.17	(.16)	3.06	1.55	1.49
Total from investment operations	1.21	1.45	.11	3.35	1.82	1.78
Distributions from net investment income	(.15)	(.26)	(.25)	(.28)	(.26)	(.29)
Distributions from net realized gain	(.09)	(.72)	(1.21)	(.77)	–	–
Total distributions	(.23)B	(.99)C	(1.46)	(1.04)D	(.26)	(.29)
Net asset value, end of period	$20.51	$19.53	$19.07	$20.42	$18.11	$16.55
Total ReturnE,F	6.28%	7.93%	.72%	19.21%	11.08%	11.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.64%	.65%	.66%	.68%	.70%
Expenses net of fee waivers, if any	.63%I	.64%	.64%	.66%	.68%	.70%
Expenses net of all reductions	.63%I	.64%	.64%	.66%	.67%	.70%
Net investment income (loss)	1.44%I	1.52%	1.39%	1.48%	1.54%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$323	$284	$242	$124	$97	$66
Portfolio turnover rateJ	106%I	63%	117%	79%	124%	124%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.722 per share.

 D Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class Z

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.53	$19.07	$20.42	$18.11	$18.56
Income from Investment Operations
Net investment income (loss)B	.15	.31	.30	.32	.01
Net realized and unrealized gain (loss)	1.08	1.16	(.17)	3.06	(.46)
Total from investment operations	1.23	1.47	.13	3.38	(.45)
Distributions from net investment income	(.16)	(.29)	(.27)	(.31)	–
Distributions from net realized gain	(.09)	(.72)	(1.21)	(.77)	–
Total distributions	(.25)	(1.01)	(1.48)	(1.07)C	–
Net asset value, end of period	$20.51	$19.53	$19.07	$20.42	$18.11
Total ReturnD,E	6.35%	8.08%	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.53%H
Expenses net of fee waivers, if any	.50%H	.50%	.51%	.51%	.53%H
Expenses net of all reductions	.50%H	.50%	.50%	.51%	.52%H
Net investment income (loss)	1.57%H	1.66%	1.53%	1.62%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$42,102	$39,111	$35,714	$26,518	$ 98
Portfolio turnover rateI	106%H	63%	117%	79%	124%

 A For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$388,744
Gross unrealized depreciation	(38,042)
Net unrealized appreciation (depreciation) on securities	$350,702
Tax cost	$2,151,293

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$–(a)	$–(a)
Equity Risk
Futures Contracts	306	287
Totals	$306	$287

 (a) Amount represents less than $500.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $590,742 and $680,295, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$675	$22
Class T	.25%	.25%	2,685	25
Class C	.75%	.25%	2,075	549
			$5,435	$596

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$147
Class T	26
Class C(a)	40
$213

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$505.19
Class T	966.18
Class C	395.19
Class I	265.18
Class Z	9.05
	$ 2,140

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $13. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $88. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$3,405	$5,839
Class T	5,337	9,527
Class B	–	13
Class C	1,041	1,805
Class I	2,182	3,923
Class Z	320	580
Total	$12,285	$21,687
From net realized gain
Class A	$2,377	$17,582
Class T	4,662	37,969
Class B	–	264
Class C	1,843	11,727
Class I	1,254	9,935
Class Z	169	1,336
Total	$10,305	$78,813

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	3,608	10,039	$69,540	$182,850
Reinvestment of distributions	287	1,231	5,499	22,373
Shares redeemed	(3,076)	(7,649)	(59,160)	(139,168)
Net increase (decrease)	819	3,621	$15,879	$66,055
Class T
Shares sold	5,873	13,117	$114,487	$241,264
Reinvestment of distributions	504	2,527	9,745	46,369
Shares redeemed	(6,620)	(12,315)	(128,660)	(226,290)
Net increase (decrease)	(243)	3,329	$(4,428)	$61,343
Class B
Shares sold	–	38	$–	$688
Reinvestment of distributions	–	14	–	252
Shares redeemed	–	(432)	–	(7,874)
Net increase (decrease)	–	(380)	$–	$(6,934)
Class C
Shares sold	3,198	10,105	$61,180	$182,882
Reinvestment of distributions	134	664	2,558	11,989
Shares redeemed	(3,244)	(4,328)	(62,075)	(78,234)
Net increase (decrease)	88	6,441	$1,663	$116,637
Class I
Shares sold	3,731	10,994	$73,655	$204,311
Reinvestment of distributions	159	633	3,091	11,712
Shares redeemed	(2,719)	(9,749)	(53,637)	(177,996)
Net increase (decrease)	1,171	1,878	$23,109	$38,027
Class Z
Shares sold	214	598	$4,235	$11,159
Reinvestment of distributions	25	104	488	1,916
Shares redeemed	(189)	(571)	(3,720)	(10,566)
Net increase (decrease)	50	131	$1,003	$2,509

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.89%
Actual		$1,000.00	$1,061.40	$4.55
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class T	1.13%
Actual		$1,000.00	$1,060.50	$5.77
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class C	1.64%
Actual		$1,000.00	$1,057.20	$8.37
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class I	.63%
Actual		$1,000.00	$1,062.80	$3.22
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Class Z	.50%
Actual		$1,000.00	$1,063.50	$2.56
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AIG-SANN-0417
1.703549.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017